SHARE CAPITAL AND OTHER RESERVES - Other reserves (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
SHARE CAPITAL AND OTHER RESERVES
Other reserve - Share options	$ 1,781,096	$ 1,624,053
Other reserve - Warrants	263,596
Other reserves	$ 2,044,692	$ 1,624,053	$ 2,100,550	$ 1,624,053	$ 2,100,550